INCOME TAXES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
Net operating loss carry forward	$ 1,215,458	$ 483,525
Valuation allowance	(1,215,458)	(483,525)
Net deferred tax asset